CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Cash	$ 528	$ 3,056	$ 4,299
Accounts receivable, net	1,343	4,228	1,043
Costs in excess of billings	515	132	0
Inventories	46	167	65
Deposits	445	262
Other current assets	209	328	289
Total Current Assets	3,086	8,173	5,696
Property and equipment, net	705	544	560
Other assets	61	72	61
TOTAL ASSETS	3,852	8,789	6,317
LIABILITIES AND STOCKHOLDERS' DEFICIENCY
Accounts payable	2,206	2,640	722
Convertible debt, net - current portion	1,250	1,250	0
Accrued payroll taxes		599	1,470
Billings in excess of costs	3,338	5,131	1,880
Derivative liabilities, current portion	41	706	0
Other current liabilities	1,927	1,234	1,995
Total Current Liabilities	8,762	11,560	6,067
Long Term Liabilities:
Derivative liabilities	2,400	101	2,852
Convertible debt, net	1,818	1,571	8,892
Other long term liabilities	86	160	180
Total Long Term Liabilities	4,304	1,832	11,924
Total Liabilities	13,066	13,392	17,991
Stockholders' Deficiency:
Common Stock, $0.001 par value: authorized: 425,000,000 shares at September 30, 2012 and December 31, 2011; issued: 116,823,372 shares at September 30, 2012 and 85,167,098 shares at December 31, 2011; outstanding: 116,689,575 shares at September 30, 2012 and 85,033,301 shares at December 31, 2011	117	85	55
Additional paid-in capital	110,026	108,727	84,351
Accumulated deficit	(119,455)	(113,510)	(96,124)
Treasury stock, at cost: 133,797 shares at September 30, 2012 and December 31, 2011	(18)	(18)	(18)
Total ThermoEnergy Corporation Stockholders' Deficiency	(9,211)	(4,597)	(11,674)
Noncontrolling interest	(3)	(6)	0
Total Stockholders' Deficiency	(9,214)	(4,603)	(11,674)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIENCY	3,852	8,789	6,317
Series A Convertible Preferred Stock [Member]
Stockholders' Deficiency:
Preferred Stock, Value	2	2	2
Series B Convertible Preferred Stock [Member]
Stockholders' Deficiency:
Preferred Stock, Value	$ 117	$ 117	$ 60